Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2019
Registrant Name	dei_EntityRegistrantName	Invesco Actively Managed Exchange-Traded Commodity Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001595386
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 19, 2020
Document Effective Date	dei_DocumentEffectiveDate	Mar. 19, 2020
Prospectus Date	rr_ProspectusDate	Feb. 28, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A